Accounts Receivable, Net (Details)		6 Months Ended
	Jan. 09, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CNY (¥)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Jul. 29, 2021 CNY (¥)
Accounts Receivable, Net (Details) [Line Items]
Bad debt allowance | $
Factoring Agreement [Member]
Accounts Receivable, Net (Details) [Line Items]
Eligible accounts receivable (in Yuan Renminbi) | ¥							¥ 10,000,000
Maturity date	Jan. 09, 2022
Interest rate		5.60%		5.60%
Zhongyuan Bank Co.,Ltd [Member]
Accounts Receivable, Net (Details) [Line Items]
Company repaid					$ 1,568,455	¥ 10,000,000
Total interest		$ 41,747		¥ 270,667